Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Entity Registrant Name	BioLineRx Ltd.
Entity Central Index Key	0001498403
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Amendment Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Entity's Reporting Status Current	Yes
Entity a Voluntary Filer	No
Entity Incorporation State Country Code	L3
Contact Personnel Fax Number	972 (8) 642-9101
Entity Address, Address Line One	2 HaMa’ayan Street
Entity Address, City or Town	Modi’in
Entity Address, Postal Zip Code	7177871
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	1,086,589,165
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	001-35223
Entity a Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	true
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1309
Amendment Description	This Amendment No. 1 to Form 20-F (this “Amendment”) amends the annual report on Form 20-F of BioLineRx Ltd. for the year ended December 31, 2023, which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 26, 2024 (the “Original Report”). This Amendment is being filed solely to correct a typographical error in the Report of Independent Registered Public Accounting Firm of Kesselman & Kesselman, a member firm of PricewaterhouseCoopers International Limited, and to re-file Exhibit 2.1 in the Original Report. As required by Rule 12b-15 under the Exchange Act, as amended, new certifications by our principal executive officer and principal financial officer are being filed as Exhibits 12.1, 12.2, 13.1 and 13.2 to this Amendment. A new consent of our independent registered public accounting firm also is being filed as an exhibit hereto. This Amendment does not reflect events occurring after the filing of the Original Report and does not modify or update the disclosure therein in any way except as described above or herein. No other changes have been made to the Original Report. The filing of this Amendment should not be understood to mean that any statements contained in the Original Report, as amended by this Amendment, are true or complete as of any date subsequent to the original filing date of the Original Report. Unless otherwise stated herein, all disclosures referenced as being made “as of the date of this Annual Report” or similar language are speaking as of the date of the Original Report.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Philip A. Serlin
Contact Personnel Email Address	phils@biolinerx.com
Entity Address, Address Line One	2 HaMa’ayan Street
Entity Address, City or Town	Modi’in
Entity Address, Postal Zip Code	7177871
City Area Code	972
Local Phone Number	642-9100
Entity Address, Country	IL